                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-09749


                         Lifetime Achievement Fund, Inc.

                              15858 West Dodge Road

                                    Suite 310

                                 Omaha, NE 68118

                    (Address of principal executive offices)


                        Manarin Investment Counsel, Ltd.

                              15858 West Dodge Road

                                    Suite 310

                                 Omaha, NE 68118

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (402) 330-1166

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS. The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)



                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005

                        (Lifetime Achievement Fund Logo)

                        LIFETIME ACHIEVEMENT FUND, INC.
                        15858 West Dodge Road, Suite 310
                             Omaha, Nebraska 68118
                                 (402) 330-1166

TABLE OF CONTENTS

                         Letter from the President...................................    2
                         Performance Summary.........................................    3
                         Expense Example.............................................    4
                         Schedule of Investments.....................................    5
                         Statement of Assets and Liabilities.........................    6
                         Statement of Operations.....................................    7
                         Statement of Changes in Net Assets..........................    8
                         Financial Highlights........................................    9
                         Notes to Financial Statements...............................   10

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Lifetime Achievement Fund, Inc.

(Roland R. Manarin Photo)

       Roland R. Manarin

ITEM 1. REPORTS TO STOCKHOLDERS. The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

LETTER FROM THE PRESIDENT

Dear Investors,

     More terrorist attacks, the continued war in Iraq, rising oil prices -- the media barrages us with bad news on a daily basis; I guess that's what sells newspapers and advertisements. So, we want to share some good news that we feel will lead us into the next bull market for stocks.

     - Corporate earnings are near an all time high and are growing at a double-digit pace.

     - Corporate balance sheets are stocked full of cash. Companies in the S&P 500(R) Index have $634 Billion in cash. This money can be used for equipment purchases, dividends, share buyback programs, or acquisitions.

     - Cash sitting in money market funds and savings accounts are at high levels. Money market funds are at $1.9 Trillion. This is potential fuel for the stock market.

     - Total employment in the U.S. is higher than it's ever been and the unemployment rate is below the historical average.

     - Personal savings is actually high when one considers the big picture.

     - Personal net worth excluding your home is at record levels.

     - The money supply growth has been positive. M3, the broadest measure of money, has grown by $266 Billion so far this year.

     - Interest rates are still low. Mortgages have only risen slightly since the Fed started raising the Fed funds rate from 1% to the current level of 3.25%.

     - Inflation is low. We are in the 2-3% range.

     - The S&P 500(R) Index's price to earnings ratio is actually lower now than they were at the bottom of the bear market in October 2002.

     In our opinion, stocks look undervalued right now compared to other investments. One of these days something, we don't know what, will trigger the market to move higher. Even the Federal Reserve's own model shows the S&P 500(R) Index to be 30% undervalued.

     On the investment side, we continue to monitor the portfolio and reallocate our assets as economic and market conditions change. We are planning some visits to some of our managers early this fall. This gives us the opportunity to go nose to nose with the people who are responsible for selecting which stocks we will own.

     Hopefully, our next report to you will be in the middle of a bull market.

Sincerely,

/s/ Roland Manarin

Roland Manarin
President and Portfolio Manager

/s/ Aron Huddleston

Aron Huddleston
Vice President and Assistant Portfolio Manager

Sources: Bloomberg.com, Standard & Poor's, BEA, WSJ, St. Louis Fed, Barron's, JP Morgan

        Please note that Lifetime
      Achievement Fund has
      the NASDAQ
      symbol LFTAX.
LIFETIME ACHIEVEMENT FUND, INC.
PERFORMANCE SUMMARY
(Unaudited)
As of June 30, 2005


 TOTAL RETURNS*

------------------------------------------------------------------------------------------
                                              CALENDAR                SINCE INCEPTION
                                            YEAR-TO-DATE    1 YEAR     (JULY 5, 2000)
------------------------------------------------------------------------------------------
 Lifetime Achievement Fund with 2.50%
  sales load                                   -4.66%        5.27%         -2.86%
------------------------------------------------------------------------------------------
 Lifetime Achievement Fund without 2.50%
  sales load                                   -2.16%        7.91%         -2.36%
------------------------------------------------------------------------------------------
 MSCI World Index                              -0.70%       10.05%         -2.25%
------------------------------------------------------------------------------------------
 MSCI U.S. Index                               -0.68%        6.37%         -3.54%
------------------------------------------------------------------------------------------
 S&P 500(R) Index                              -0.81%        6.32%         -2.38%
------------------------------------------------------------------------------------------
 NASDAQ Composite Index                        -5.12%        1.10%        -11.95%
------------------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTED IN THE FUND SINCE
                        INCEPTION AND COMPARABLE INDICES
               (INCLUDES 2.50% MAXIMUM SALES LOAD FOR THE FUND)*
[LINE GRAPH]

                                    LIFETIME                                                                         NASDAQ
                                   ACHIEVEMENT         MSCI WORLD        MSCI U.S. INDEX    S&P 500(R) INDEX     COMPOSITE INDEX
                                  FUND - $8,650      INDEX - $8,927          -$8,355             -$8,869             -$5,301
                                  -------------      --------------      ---------------    ----------------     ---------------
Jul-00                              10000.00            10000.00            10000.00            10000.00            10000.00
Sep-00                               9502.93             9416.19             9675.55             9903.17             9264.31
Dec-00                               8163.16             8833.55             8826.56             9128.23             6235.41
Mar-01                               7248.49             7699.01             7793.19             8046.07             4648.33
Jun-01                               7218.99             7902.04             8249.95             8516.95             5463.22
Sep-01                               5822.40             6766.15             7039.25             7266.88             3792.04
Dec-01                               6594.46             7347.39             7732.79             8043.38             4938.52
Mar-02                               6856.23             7372.45             7745.49             8065.57             4676.88
Jun-02                               6433.38             6699.67             6633.82             6984.94             3711.74
Sep-02                               5537.33             5468.29             5481.18             5778.23             2976.26
Dec-02                               6010.52             5886.28             5947.40             6265.78             3394.88
Mar-03                               5617.88             5588.52             5760.59             6068.41             3414.44
Jun-03                               6815.95             6540.61             6649.52             7003.11             4135.39
Sep-03                               7117.99             6857.03             6811.56             7188.17             4558.03
Dec-03                               8084.51             7835.01             7636.88             8063.42             5118.49
Mar-04                               8185.19             8040.32             7735.19             8199.96             5100.38
Jun-04                               8014.03             8110.55             7853.62             8341.11             5243.06
Sep-04                               7854.51             8029.30             7698.43             8185.35             4863.69
Dec-04                               8841.36             8988.39             8411.04             8940.90             5586.88
Mar-05                               8468.78             8889.16             8230.28             8748.82             5142.52
Jun-05                               8650.04             8926.54             8355.36             8868.56             5300.64



* The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns include the reinvestment of all Fund distributions. All charts and tables reflect past performance which is not predictive of future results.

The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of May 2005, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Morgan Stanley Capital International (MSCI) U.S. Index is a capitalization weighted index that monitors the performance of stocks from the country of the United States.

The S&P 500(R) Stock Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The Nasdaq Stock Market. Today the NASDAQ Composite includes over 3,000 companies.

All indices are unmanaged and an investor cannot invest directly in an index.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.       3

LIFETIME ACHIEVEMENT FUND, INC.
EXPENSE EXAMPLE
(Unaudited)
For the Six Months Ended June 30, 2005

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/05 - 6/30/05).

ACTUAL EXPENSES

    The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 EXPENSE EXAMPLE

-------------------------------------------------------------------------------------------
                                      BEGINNING         ENDING          EXPENSES PAID
                                    ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                       1/1/05           6/30/05       1/1/05 - 6/30/05
-------------------------------------------------------------------------------------------
 Actual                               $1,000.00        $  978.40            $7.93
-------------------------------------------------------------------------------------------
 Hypothetical (5% return before
  expenses)                            1,000.00         1,016.99             8.08
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.62%, multiplied by the average account value over the period, multiplied by 0.4959 (to reflect the one-half year period)

 4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(Unaudited)

June 30, 2005

NAME OF SECURITY                    SHARES                 VALUE
MUTUAL FUNDS: 98.1%
------------------------------
Alger Capital Appreciation
  Portfolio - Class A*             372,001      $      3,225,251
Alger MidCap Growth
  Portfolio - Class A*             291,459             2,579,409
Alger Small Capitalization
  Portfolio - Class A*             745,606             3,623,646
BlackRock Health Sciences
  Portfolio - Class A              166,627             3,682,465
Buffalo Small Cap Fund               4,871               133,657
Delaware Emerging Markets
  Fund - Class A                   278,919             4,379,024
Franklin Balance Sheet
  Investment Fund - Class A         70,428             4,224,972
Franklin Gold and Precious
  Metals Fund - Class A            235,960             4,259,077
Franklin Large Cap Value
  Fund - Class A+                  471,856             6,794,721
Franklin MicroCap Value Fund -
  Class A+                         215,157             7,879,038
Franklin Mutual Discovery
  Fund - Class A+                  238,077             5,949,544
Franklin Rising Dividends
  Fund - Class A                   149,772             4,680,388
Franklin Small Cap Value
  Fund - Class A                   105,858             4,087,161
Isabelle Small Cap Value
  Fund - Institutional Class*       72,746             1,177,023
Isabelle Small Cap Value
  Fund - Investor Class*           218,888             3,458,433
OCM Gold Fund                      194,960             2,103,616
Pioneer Mid-Cap Value Fund -
  Class A                          186,184             4,822,177
Pioneer Small-Cap Value Fund -
  Class A                          110,129             3,583,588
Templeton Growth Fund, Inc. -
  Class A+                         341,350             7,810,086
                                                ----------------
Total Mutual Funds
  (Cost: $62,552,033)                                 78,453,276
                                                ----------------
EXCHANGE TRADED FUNDS: 2.0%
------------------------------
iShares Goldman Sachs
  Semiconductor Index Fund*         31,000             1,634,320
                                                ----------------
Total Exchange Traded Funds
  (Cost: $1,588,018)                                   1,634,320
                                                ----------------
EQUITY SECURITIES: 7.1%
------------------------------
FINANCIALS: 3.2%
A.G. Edwards, Inc.                  55,450             2,503,567

INFORMATION TECHNOLOGY: 0.3%
SoftBrands, Inc.*                  134,475               235,331

TELECOMMUNICATION
  SERVICES: 3.6%
Level 3 Communications, Inc.*    1,429,725             2,902,342
                                                ----------------
Total Equity Securities
  (Cost: $17,853,225)                                  5,641,240
                                                ----------------

                                 PRINCIPAL
NAME OF SECURITY                    AMOUNT                 VALUE
SHORT-TERM INVESTMENTS: 2.6%
------------------------------
UMB Bank, n.a., Money Market
  Fiduciary++                   $2,116,704      $      2,116,704
                                                ----------------
Total Short-Term Investments
  (Cost: $2,116,704)                                   2,116,704
                                                ----------------
TOTAL INVESTMENTS: 109.8%
  (Cost: $84,109,980)                                 87,845,540
                                                ----------------
LIABILITIES, LESS OTHER ASSETS: (9.8%)                (7,833,165)
                                                ----------------
NET ASSETS: 100.0%                              $     80,012,375
                                                ================

Footnotes:
----------
*    Non-income producing security.
+ As of June 30, 2005, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $26,123,061 as of June 30, 2005. See Note 6 to the Financial Statements.
++ The short-term investments earn interest at variable interest rates. At June 30, 2005, the interest rate was 1.66%.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. 5

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)

June 30, 2005

ASSETS
  Investments at value (cost $84,109,980)                     $   87,845,540
  Interest and dividends receivable                                   11,105
  Other assets                                                        31,884
                                                              --------------
    Total assets                                                  87,888,529
                                                              --------------
LIABILITIES
  Loan payable                                                     7,706,000
  Management fee payable                                              48,965
  Distribution fees payable                                           47,512
  Interest payable                                                    26,158
  Other accrued expenses                                              47,519
                                                              --------------
    Total liabilities                                              7,876,154
                                                              --------------
NET ASSETS                                                    $   80,012,375
                                                              ==============
NET ASSETS CONSIST OF:
  Paid-in-capital                                             $   82,207,371
  Undistributed net investment loss                                 (539,136)
  Undistributed net realized loss on investments                  (5,391,420)
  Net unrealized appreciation on investments                       3,735,560
                                                              --------------
NET ASSETS                                                    $   80,012,375
                                                              ==============
  Capital stock, $.001 par value:
    Authorized                                                 1,000,000,000
    Issued and outstanding                                         9,311,679
                                                              ==============
  Net asset value and redemption price per share
    (net assets/shares outstanding)                           $         8.59
                                                              ==============
  Maximum offering price per share
    (net asset value, plus 2.56% of net asset value or 2.50%
    of offering price)                                        $         8.81
                                                              ==============

 6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF OPERATIONS
(Unaudited)

For the Six Months Ended June 30, 2005

INVESTMENT INCOME
  Dividends from mutual funds                                 $    40,719
  Dividends from securities                                        17,744
  Interest                                                          9,540
                                                              -----------
  Total investment income                                          68,003
                                                              -----------
EXPENSES
  Management fees                                                 281,855
  Distribution fees                                                93,951
  Interest expense                                                 86,708
  Administrative and fund accounting fees                          54,547
  Transfer agent fees and expenses                                 38,084
  Professional fees                                                21,076
  Reports to shareholders                                          13,935
  Custody fees                                                     11,307
  Directors' fees                                                   1,289
  Federal and state registration fees                               1,135
  Miscellaneous expenses                                            3,252
                                                              -----------
  Total expenses                                                  607,139
                                                              -----------
NET INVESTMENT LOSS                                              (539,136)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital gain distributions from mutual funds                      1,582
  Net realized gain on investments                              2,763,172
  Change in unrealized appreciation/depreciation on
    investments                                                (3,774,830)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,549,212)
                                                              ===========

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. 7

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED                 YEAR ENDED
                                                              JUNE 30, 2005            DECEMBER 31,
                                                               (UNAUDITED)                 2004
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment loss                                         $  (539,136)            $  (553,436)
  Capital gain distributions from mutual funds                      1,582               1,488,266
  Net realized gain (loss) on investments                       2,763,172                (114,300)
  Change in unrealized appreciation/depreciation on
    investments                                                (3,774,830)              5,604,459
                                                             ---------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                                (1,549,212)              6,424,989
                                                             ---------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                  8,107,437               8,550,291
  Redemption of shares                                         (2,571,180)             (4,981,732)
                                                             ---------------------------------------
    Net increase from capital share transactions                5,536,257               3,568,559
                                                             ---------------------------------------
TOTAL INCREASE IN NET ASSETS                                    3,987,045               9,993,548
NET ASSETS
  Beginning of period                                          76,025,330              66,031,782
                                                             ---------------------------------------
  End of period                                               $80,012,375             $76,025,330
                                                             =======================================
TRANSACTIONS IN SHARES
  Shares sold                                                     958,621               1,064,520
  Shares redeemed                                                (306,703)               (624,070)
                                                             ---------------------------------------
  Net increase                                                    651,918                 440,450
                                                             =======================================

 8   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
FINANCIAL HIGHLIGHTS



                                       FOR THE                                                        FOR THE PERIOD
                                   SIX MONTHS ENDED                                                   JULY 5, 2000(A)
                                    JUNE 30, 2005              YEAR ENDED DECEMBER 31,                      TO
                                     (UNAUDITED)        2004       2003       2002       2001        DECEMBER 31, 2000
SELECTED PER SHARE DATA
  Net asset value,
    beginning of period                  $8.78           $8.03      $5.97      $6.55      $8.30            $10.00
                               ---------------------------------------------------------------------------------------
  Income from investment
    operations
    Net investment
      loss(b)                            (0.06)          (0.06)     (0.05)(c)   (0.05)    (0.06)(c)         (0.01)(c)
    Net realized and
      unrealized gain
      (loss) on
      investments                        (0.13)           0.81       2.11      (0.53)     (1.53)            (1.62)
                               ---------------------------------------------------------------------------------------
    Total from investment
      operations                         (0.19)           0.75       2.06      (0.58)     (1.59)            (1.63)
                               ---------------------------------------------------------------------------------------
    Less distributions
      from realized gains                   --              --         --         --      (0.16)            (0.07)
                               ---------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF
    PERIOD                               $8.59           $8.78      $8.03      $5.97      $6.55             $8.30
                               =======================================================================================
  Total return(d)                        (2.16)%(e)       9.34%     34.51%     (8.85)%   (19.22)%          (16.25)%(e)
RATIOS AND SUPPLEMENTAL
  DATA
  Net assets, end of
    period
    (in thousands)                     $80,012         $76,025    $66,032    $46,548    $52,397           $47,914
  Ratio of expenses to
    average net assets
    With expense
      reimbursement and
      service fee                         1.62%(f,        1.59%(g)    1.76%(h)    1.51%(i)    1.50%(j)         1.50%(l)
                                              l)
    Without expense
      reimbursement and
      service fee                         1.62%(f,        1.59%(g)    1.86%     1.51%(i)    1.64%(k)         1.98%(l)
                                              l)
  Ratio of net investment
    loss to average net
    assets                               (1.43)%         (0.82)%    (0.73)%(c)   (0.75)%   (0.84)%(c)        (0.46)%(c)
  Portfolio turnover rate                   13%(e)           2%         3%        35%        24%                1%(e)

---------------

(a) Commencement of operations.
(b) Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investee funds. The expenses of the investee funds are excluded from the Fund's expense ratio.
(c) Net investment loss is net of expenses reimbursed by the Manager.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) Not annualized.
(f) The ratio of expenses to average net assets, excluding interest expense was 1.38%.
(g) The ratio of expenses to average net assets, excluding interest expense was 1.46%.
(h) The ratio of expenses to average net assets, excluding interest expense was 1.50%.
(i) The ratio of expenses to average net assets, excluding interest expense and cost of Fund borrowings was 1.47%.
(j) The ratio of expenses to average net assets includes service fee.
(k) The ratio of expenses to average net assets excludes service fee.
(l) Annualized.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. 9

LIFETIME ACHIEVEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)


June 30, 2005


Lifetime Achievement Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as a Maryland corporation on September 2, 1999. The Fund currently consists of one series of common stock. The Fund invests primarily in mutual funds ("Other Funds").

Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. Preparation of financial statements includes the use of management estimates. Actual results could differ from those estimates.


SECURITY VALUATION -- Investments in mutual funds are valued at the net asset value of each Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the NASDAQ Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by Manarin Investment Counsel, Ltd. (the "Manager"), under the direction of the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

CASH -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At June 30, 2005, the interest rate was 1.66%.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

For the year ended December 31, 2004, the Fund had a federal income tax capital loss carryforward of $8,151,870. The federal income tax capital loss carryforward expires as follows: $2,225,347 in 2009 and $5,926,523 in 2010. To the extent future gains are offset by capital loss carryforwards, such gains will not be distributed. During the year ended December 31, 2004, the Fund utilized $1,281,930 of capital loss carryforwards.

At June 30, 2005, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments                                   $ 84,114,284
                                                      ============
Gross Unrealized Appreciation                         $ 18,460,789
Gross Unrealized (Depreciation)                        (14,729,533)
                                                      ------------
Net Unrealized Appreciation (Depreciation) on
  Investments                                         $  3,731,256
                                                      ============

As of December 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income                          $        --
Undistributed Long-Term Capital Gains                           --
                                                       -----------
Accumulated Earnings                                            --
Accumulated Capital and Other Losses                    (8,151,870)
Unrealized Appreciation                                  7,506,086
                                                       -----------
Total Accumulated Earnings (Deficit)                   $  (645,784)
                                                       ===========

2. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. RELATED PARTY

The Manager is the Investment Adviser of the Fund. For its services, the Manager receives a fee at an annual rate of 0.75% of the Fund's average daily net assets. The Manager voluntarily agreed to limit the Fund's total operating expenses, exclusive of interest expense and cost of Fund borrowings, to an annual rate of 1.50% for the fiscal year ending December 31, 2005. The Manager may terminate the expense limit at any time. For the six months ended June 30, 2005, the Manager made no reimbursements to the Fund.

The Fund paid $1,600 to unaffiliated directors during the six months ended June 30, 2005. No compensation is paid to any Director or officer who is affiliated with the Manager.

4. PURCHASES AND SALES OF SECURITIES

The Fund's cost of purchases and proceeds from sales of mutual funds and securities, other than short-term securities, were $18,683,985 and $10,098,452, respectively, for the six months ended June 30, 2005.

5. SERVICE AND DISTRIBUTION PLAN

A distribution plan was adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act which permits the Fund to pay the Distributor (Manarin Securities Corporation) a fee not to exceed 0.25% of the average daily net assets of the Fund on an annual basis. For the six months ended June 30, 2005, payments totaling $91,300 have been made to Manarin Securities Corporation, an affiliate of the Adviser, under the distribution plan.

LIFETIME ACHIEVEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS -- (continued)
(Unaudited)


June 30, 2005


6. LOAN AND PLEDGE AGREEMENT

On February 12, 2002, the Fund entered into a Loan and Pledge Agreement (the "Loan Agreement") with Custodial Trust Company, a subsidiary of Bear Stearns Securities Corp. The Fund is permitted to borrow up to the lesser of 30% of the Fund's total assets, or the maximum amount permitted subject to the Fund's investment limitations. Amounts borrowed under the Loan Agreement are invested by the Fund, consistent with its investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. All loans are fully collateralized throughout the term of the loan with securities or other assets of the Fund that have an aggregate market value of at least twice the loan balance. Securities that have been pledged as collateral for outstanding loans are indicated in the Schedule of Investments.

Borrowings under the Loan Agreement are charged interest at the 30-day LIBOR rate plus 1.25%. For the six months ended June 30, 2005, borrowings under the Loan Agreement were as follows:

                                                      MAXIMUM
                                                       AMOUNT
 WEIGHTED     WEIGHTED                                BORROWED
 AVERAGE      AVERAGE       NUMBER       INTEREST      DURING
 INTEREST       LOAN        OF DAYS      EXPENSE        THE
   RATE       BALANCE     OUTSTANDING    INCURRED       YEAR
  2.44%      $3,550,491       181        $86,708     $7,706,000

7. SECURITIES LENDING

On July 29, 2002, the Fund entered into a Master Securities Loan Agreement (the "Securities Lending Agreement") with Bear Stearns Securities Corp. (the "Lending Agent"). The Fund may loan designated securities to the Lending Agent, for which the Fund receives collateral in the form of cash and liquid securities that is maintained at not less than 102% of the value of the securities on loan daily. The Fund may invest the collateral at its discretion, subject to the Fund's normal investment objectives and restrictions.

Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loaned will be fully collateralized at all times, the Fund may experience delays in, or may be prevented from, recovering the collateral. During the period that the Fund seeks to enforce its rights against the borrower, the collateral and securities loaned remain subject to fluctuation in market value.

At June 30, 2005, the Fund had no securities on loan. For the six months ended June 30, 2005, the Fund had no lending income.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available on the Commission's website at http://www.sec.gov and or the Fund's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Finally, the Fund also makes the information on Form N-Q available to shareholders on its website www.lifetimeachievementfund.com or such information is available upon request by calling the Funds at 402-330-1166 or at its toll free number (800) 397-1167.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The annual approval of the Fund's Advisory Agreement with Manarin Investment Counsel, Ltd. (the "Adviser") by the Board of Directors was achieved at the Board's annual meeting held on February 21, 2005. In approving the Advisory Agreement, the Fund's Board of Directors reviewed the Adviser's financial statements and examined the Adviser's profitability realized from the advisory fees paid by the Fund. They determined that the Adviser was financially sound and that the profits realized by the Adviser from the advisory fees paid were not unreasonable. The Board then reviewed the Fund's performance and compared it with other funds with similar investment objectives and policies and compared it to relevant market indices. That information showed that the Fund's performance for 2004 was comparable to or exceeded that of similar funds for the same period. The Board finally reviewed the fees paid by the Fund to the Adviser and the Distributor and compared them to other similarly situated funds and then examined the background and experience of Roland Manarin, the Fund's portfolio manager, and assessed the quality of the investment advice provided by the Adviser in terms of the Fund's investment objectives, performance, relative market indices and similar funds. Based on these reviews, the Board approved the Advisory Agreement, and concluded that the Advisory fee paid was reasonable, compared to fees paid to other funds for like services, and that the Advisory Services provided by the Adviser are necessary, appropriate and reasonable in the circumstances.

PROXY VOTING POLICIES

The policies and procedures that the Fund uses to determine how to vote proxies relating to its investments is available without charge, upon request by calling 1-800-397-1167 and on the SEC's website. Information regarding how the Fund voted proxies during the period ending June 30, 2005 will be filed by August 31, 2005 on Form N-PX. The proxy voting information for each 12 month period ending June 30 thereafter will also be filed with the SEC on Form N-PX. Such information when filed is available without charge upon request by calling the Fund's toll free number and on the SEC's website.

                               BOARD OF DIRECTORS

                                 David C. Coker
                               Roland R. Manarin
                                   Lee Rohlfs
                                 Dr. Bodo Treu
                                Jerry Vincentini
                                   Weiyu Guo

                                    OFFICERS

              Roland R. Manarin, Chairman, President and Treasurer
                        Aron Huddleston, Vice President
              Deborah Koch, Secretary and Chief Compliance Officer

                                 LEGAL COUNSEL

               Cline, Williams, Wright, Johnson & Oldfather, LLP
                               Lincoln, Nebraska

                                   CUSTODIAN

                                 UMB Bank, n.a.
                             Kansas City, Missouri

               ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

                            UMB Fund Services, Inc.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               Grant Thornton LLP
                                175 West Jackson
                            Chicago, Illinois 60614

                                  DISTRIBUTOR

                         Manarin Securities Corporation
                        15858 West Dodge Road, Suite 310
                             Omaha, Nebraska 68118
                                  402-330-1166

                               INVESTMENT MANAGER

                        Manarin Investment Counsel, Ltd.
                        15858 West Dodge Road, Suite 310
                             Omaha, Nebraska 68118
                                  402-330-1166

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)  Not applicable to semi-annual reports.

(b) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.

/s/ Roland R. Manarin
----------------------------
Roland R. Manarin
Principal Executive Officer and Principal Financial Officer
August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Roland R. Manarin
----------------------------
Roland R. Manarin
Principal Executive Officer and Principal Financial Officer
August 25, 2005